Leases Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Operating leases [Member]
Operating Leases
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 206
Operating Leases, Future Minimum Payments, Due in Two Years	191
Operating Leases, Future Minimum Payments, Due in Three Years	166
Operating Leases, Future Minimum Payments, Due in Four Years	134
Operating Leases, Future Minimum Payments, Due in Five Years	119
Operating Leases, Future Minimum Payments, Due Thereafter	865
Total minimum lease payments	1,681
Capital Leases [Member]
Capital Leases
Capital Leases, Future Minimum Payments Due, Next Twelve Months	30
Capital Leases, Future Minimum Payments Due in Two Years	30
Capital Leases, Future Minimum Payments Due in Three Years	30
Capital Leases, Future Minimum Payments Due in Four Years	29
Capital Leases, Future Minimum Payments Due in Five Years	29
Capital Leases, Future Minimum Payments Due Thereafter	164
Total minimum lease payments	312
Less: amount representing interest	(87)
Present value of minimum lease payments	$ 225